Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,178,018,283.52
Previously Paid Amount	0
Total Fee Amount	0
Total Offset Amount	0
Net Fee	$ 0